Statement to Securityholder

Ally Auto Receivables Trust 2010-4

Distribution Information	Deal Information

	Deal:	Ally Auto Receivables Trust 2010-4
1. Distribution Summary	Asset Type:	Consumer Retail

2. Factor Summary

3. Interest Summary	Closing Date:	11/12/2010

4. Collections and Distributions	Bloomberg Ticker:	ALLYA 2010-4

5. Collateral Summary	Collection Period, Begin:	7/1/2011
	Collection Period, End:	7/31/2011
6. Charge-Off and Delinquency Rates	Determination Date:	8/10/2011
	Distribution Date:	8/15/2011

7. Credit Instruments
ABS Investor Relations - Ally Financial Inc. as Servicer:

8. Performance Tests	Telephone:	(866) 710-4623

	E-Mail:	securitization@ally.com

The Class B Notes and the Class C Notes have not been registered under the United States Securities Act of 1933, as amended (the "Securities Act"), or the securities laws of any other jurisdiction. The Class B Notes and the Class C Notes are not transferable, other than to a qualified institutional buyer (as defined in Rule 144A) or pursuant to another exemption under the Securities Act, and subject to satisfaction of certain other provisions of the Indenture.

Statement to Securityholder

Ally Auto Receivables Trust 2010-4

1. Distribution Summary

Class	CUSIP	Initial Note Principal Balance	Beginning Note Principal Balance	Note Rate	Principal Distribution	Interest Distribution	Total Distribution (3) + (4) = (5)	Principal Carryover Shortfall	Interest Carryover Shortfall	Ending Note Principal Balance (1) - (3) - (6) = (8)
			(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)
A-1	02005PAA3	273,000,000.00	0.00	0.33553	0.00	0.00	0.00	0.00	0.00	0.00
A-2	02005PAB1	253,000,000.00	225,063,238.13	0.71	30,702,226.67	133,162.42	30,835,389.09	0.00	0.00	194,361,011.46
A-3	02005PAC9	446,000,000.00	446,000,000.00	0.91	0.00	338,216.67	338,216.67	0.00	0.00	446,000,000.00
A-4	02005PAD7	240,920,000.00	240,920,000.00	1.35	0.00	271,035.00	271,035.00	0.00	0.00	240,920,000.00
B	02005PAE5	35,120,000.00	35,120,000.00	1.96	0.00	57,362.67	57,362.67	0.00	0.00	35,120,000.00
C	02005PAF2	36,420,000.00	36,420,000.00	2.41	0.00	73,143.50	73,143.50	0.00	0.00	36,420,000.00
Deal Totals		1,284,460,000.00	983,523,238.13		30,702,226.67	872,920.26	31,575,146.93	0.00	0.00	952,821,011.46

2. Factor Summary
(Amount per $1,000 of Original Principal)

Class	Beginning Note Pool Factor	Principal Distribution Factor	Interest Distribution Factor	Total Distribution Factor	Interest Carryover Shortfall Factor	Ending Note Pool Factor
A-1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	889.57801632	121.35267458	0.52633368	121.87900826	0.00000000	768.22534174
A-3	1,000.00000000	0.00000000	0.75833334	0.75833334	0.00000000	1,000.00000000
A-4	1,000.00000000	0.00000000	1.12500000	1.12500000	0.00000000	1,000.00000000
B	1,000.00000000	0.00000000	1.63333343	1.63333343	0.00000000	1,000.00000000
C	1,000.00000000	0.00000000	2.00833333	2.00833333	0.00000000	1,000.00000000

Statement to Securityholder

Ally Auto Receivables Trust 2010-4

Beginning Aggregate Note Pool Factor:	765.70951071
Ending Aggregate Note Pool Factor:	741.80668254

Beginning Reserve Account Balance Factor:	1,000.00000000
Reserve Account Draw, distributed to Noteholders, Factor:	0.00000000
Reserve Account Draw, distributed to Certificateholders, Factor:	0.00000000
Ending Reserve Account Balance Factor:	1,000.00000000

3. Interest Summary

Class	Accrual Methodology	Beginning Note Principal Balance	Note Rate	Target Interest Distribution	Actual Interest Distribution	Interest Shortfall Amount Allocated/(Repaid) (1) - (2) = (3)	Remaining Unpaid Interest Carryover Shortfall
				(1)	(2)	(3)
A-1	Actual/360	0.00	0.33553	0.00	0.00	0.00	0.00
A-2	30/360	225,063,238.13	0.71	133,162.42	133,162.42	0.00	0.00
A-3	30/360	446,000,000.00	0.91	338,216.67	338,216.67	0.00	0.00
A-4	30/360	240,920,000.00	1.35	271,035.00	271,035.00	0.00	0.00
Class A Totals		911,983,238.13		742,414.09	742,414.09	0.00	0.00

B	30/360	35,120,000.00	1.96	57,362.67	57,362.67	0.00	0.00
C	30/360	36,420,000.00	2.41	73,143.50	73,143.50	0.00	0.00
Deal Totals		983,523,238.13		872,920.26	872,920.26	0.00	0.00

Statement to Securityholder

Ally Auto Receivables Trust 2010-4

4. Collections and Distributions

Collections
Receipts During the Period	35,513,317.64
Administrative Purchase Payments	10,846.44
Warranty Payments	0.00
Liquidation Proceeds (Recoveries)	311,883.88
Other Fees or Expenses Paid	0.00
Total Collections	35,836,047.96

Beginning Reserve Account Balance	13,007,279.09
Total Available Amount	48,843,327.05

Distributions
Total Available Amount	48,843,327.05
Basic Servicing Fee	890,212.18
Aggregate Class A Interest Distributable Amount	742,414.09
First Priority Principal Distributable Amount	0.00
Aggregate Class B Interest Distributable Amount	57,362.67
Second Priority Principal Distributable Amount	0.00
Aggregate Class C Interest Distributable Amount	73,143.50
Third Priority Principal Distributable Amount	1,435,848.73
Reserve Account Deposit	13,007,279.09
Noteholders' Regular Principal Distributable Amount	29,266,377.94
Indenture Trustee Expenses	0.00
Excess Total Available Amount to the Certificateholders	3,370,688.85

Other Fees or Expenses Accrued	0.00

Statement to Securityholder

Ally Auto Receivables Trust 2010-4

5. Collateral Summary

A. Balances
		Original Balance	Beginning Balance	Ending Balance

	Number of Receivables	53,292	47,533	46,858

Deal Totals	Aggregate Receivables Principal Balance	1,300,727,908.88	1,012,789,616.07	982,087,389.40

	Aggregate Amount Financed	1,380,975,784.85	1,068,254,614.45	1,035,057,093.06

There have been no receivables with respect to which material breaches of pool asset representations or warranties or transaction covenants have occurred.

B. Pool Composition - Weighted Averages
	Inception	Beginning	Ending	Inception	Beginning	Ending	Inception	Beginning	Ending
	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted
	Average Coupon	Average Coupon	Average Coupon	Average	Average	Average	Average Life	Average Life	Average Life
				Original	Original	Original
				Maturity	Maturity	Maturity
Deal Totals	3.45000000	3.37757613	3.37071237	64.17	64.23	64.22	59.96	51.33	50.40

C. Pool Composition - Prepayments
Month	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Monthly	1.06%	0.99%	0.86%	1.00%	0.81%	1.14%	1.01%	1.16%	1.03%	1.05%

Month	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Monthly

Month	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Monthly

6. Charge-Off and Delinquency Rates
A. Current
	Charge-Off Rate			Delinquency Rate
	Average Receivables	Credit Repurchases	Loss Rate	Total Accounts	Accounts over 60	Percent Delinquent
Current	1,051,655,853.76	105,079.17	0.1199%	46,858	26	0.0555%
Preceding	1,084,890,838.39	27,140.37	0.0300%	47,533	24	0.0505%
Next Preceding	1,119,378,456.54	103,852.25	0.1113%	48,165	17	0.0353%
Three Month Average			0.0871%			0.0471%

Statement to Securityholder

Ally Auto Receivables Trust 2010-4

B. Cumulative
	Aggregate Amount Financed	Cumulative Net Charge-Offs	Cumulative Loss Rate	Delinquency Stratification	Total Accounts	Total Balance
Totals	1,380,975,784.85	663,982.44	0.0481%	31 - 60 days	113	2,742,042.21
The information contained in this report is defined or determined in a manner consistent with the prospectus for Ally Auto Receivables Trust 2010-4 related to delinquencies, charge offs or uncollectible accounts.				61 - 90 days	25	665,291.07
				> 90 days	1	45,596.58
There have been no material changes in determining delinquencies, charge-offs or uncollectible amounts.
				Bankruptcies	Total Accounts	Total Balance
				Prior Period1	120	2,667,640.78
1. Prior Period Bankruptcies reflect currently active accounts.				Current Period	22	468,440.89
2. Bankruptcy Inventory Charged Off includes both bankruptcies returned to active status and charge offs on prior period bankruptcies.				Inventory Charged Off2	13	231,543.75
				Ending Inventory	129	2,904,537.92

7. Credit Instruments
A. Reserve Accounts
Account	Initial Balance	Beginning Balance	ADDITIONS	REDUCTIONS		Ending Balance	Required Cash
				Draws	Releases		Reserve Amount
Cash Reserve	13,007,279.09	13,007,279.09	0.00	0.00	0.00	13,007,279.09	13,007,279.09

8. Performance Tests

Event of Default	All Tests Passed
Servicer Default	All Tests Passed
Overcollateralization Target reached?	Yes
Initial Overcollateralization	16,267,908.88
Current Overcollateralization	29,266,377.95
Overcollateralization Target	29,266,377.95
There have been no material modifications, extensions or waivers relating to the terms of or fees, penalties or payments on, pool assets during the distribution period or that, cumulatively, have become material over time.
This Servicer Certificate relates only to AART 2010-4.  This Servicer Certificate should not be relied upon with respect to any other security.  The information contained herein is only an indication of past performance and does not predict how AART 2010-4 will perform in the future.